Financial liabilities - Trade payables and other liabilities (Details) - EUR (€) € in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities
Trade payables	€ 12,052		€ 8,554
Government grants (deferred income)	10,646		11,289
Liability for Virtual Stock Option Program			2,769
Contract liabilities	3,134		3,748
Others	9,866		5,258
Trade payables and other liabilities	35,698		31,618
Non-current	9,296		9,941
Current	26,402		21,677
Grants received for investment in property, plant and equipment	390	€ 341
Provision for outstanding invoices	4,675		1,210
Personnel related liabilities for vacation and bonuses	2,662		2,264
VAT payable	963
VAT receivable			1,311
Liabilities for wage and church tax	€ 478		376
IPO
Disclosure of reconciliation of liabilities arising from financing activities
Costs relating to offering			€ 565